Document And Entity Information (USD $)	3 Months Ended	9 Months Ended
	Nov. 21, 2011	Sep. 30, 2011	Aug. 12, 2011	Jun. 30, 2010
Entity Registrant Name		PHOTOMEDEX INC
Entity Central Index Key		0000711665
Current Fiscal Year End Date		--12-31
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Filer Category		Smaller Reporting Company
Entity Public Float				$ 11,268,402
Entity Common Stock, Shares Outstanding			3,117,755
Document Type		S-4
Amendment Flag		false
Document Period End Date	Nov. 21, 2011